Basis of preparation, material accounting policies, and future accounting changes (Tables)	12 Months Ended
Dec. 31, 2025
Basis of preparation, significant accounting policies, and future accounting changes [Abstract]
Disclosure of consolidated financial statements of the company and its subsidiaries [Table Text Block]
		December 31,
Name	Property (Country)	2025	2024	Arrangement	Accounting Method
Largo Vanádio de Maracás S.A.	Maracás Menchen Mine (Brazil)	99.95%	99.94%	Subsidiary	Consolidation
Largo Titânio Ltda.	N/A (Brazil)	100%	100%	Subsidiary	Consolidation
Largo Commodities Trading Ltd.	N/A (Ireland)	100%	100%	Subsidiary	Consolidation
Largo Resources USA Inc.	N/A (USA)	100%	100%	Subsidiary	Consolidation
Largo Clean Energy Corp.	N/A (USA)	100%	100%	Subsidiary	Consolidation
Largo Physical Vanadium Corp.	N/A (Canada)	65.70%	65.70%	Subsidiary	Consolidation

Disclosure of key assumptions [Table Text Block]
Discount rate	6.98%
Period of cash flow projections	2054
Range of vanadium forecasted prices	$5.19/lb - 8.00/lb
Cost of mine and production, respectively	$2.11/t and $5.07/lb , respectively
Sensitivity of key assumptions

If changes in the following assumptions in the cashflow:

  Discount rate - increase to 25.50% or;
  The average vanadium forecasted prices would have to change from $7.72/lb to $6.18/lb or;
  Costs of mine would have to increase from $2.11/t to $3.71/t and cost of production would have to increase from  $5.07/lb to $6.59/lb.

Result in an estimated recoverable amount equal to the carrying value.